Inventory valuation (Details) - Hydrocarbon Inventory [Member] - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Inventory valuation reserve	$ 242	$ 38
Inventory write-down	$ 120	$ (15)